Average Annual Total Returns - Diversified Real Asset Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Class R-3 1 Year	Class R-3 5 Years	Class R-3 10 Years	Class R-4 1 Year	Class R-4 5 Years	Class R-4 10 Years	Class R-5 1 Year	Class R-5 5 Years	Class R-5 10 Years	Class R-6 1 Year	Class R-6 5 Years	Class R-6 10 Years	Diversified Real Asset Strategic Index (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes) 1 Year	Diversified Real Asset Strategic Index (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes) 5 Years	Diversified Real Asset Strategic Index (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 10 Years	S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 10 Years	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes) 10 Years	FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 10 Years
Total	(0.31%)	3.93%	2.03%	(0.36%)	3.29%	1.47%	(0.15%)	2.81%	1.42%	3.97%	5.13%	2.81%	3.41%	4.59%	2.28%	3.58%	4.82%	2.49%	3.68%	4.95%	2.61%	3.94%	5.17%	2.82%	2.08%	6.17%	2.37%	10.97%	5.08%	3.81%	(6.48%)	6.94%	5.56%	(0.05%)	10.15%	0.04%	(3.12%)	1.03%	(6.50%)	(9.02%)	3.74%	5.44%